Provisions - Summary of Changes in Group's Provisions (Parenthetical) (Detail) - ARS ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provisions [line items]
Tax claims reclassified to tax charges	$ 10,572
Hydrocarbon Wells Abandonmnet Cost [member]
Disclosure of provisions [line items]
Abandonment of hydrocarbon wells cost		$ 3,349	$ (13,918)	$ 1,172
Hydrocarbon Wells Abandonmnet Cost [member] | Extended Moratorium [Member]
Disclosure of provisions [line items]
Tax claims reclassified to tax charges		2,953
Recovery of Liabilities of Dispute relating to tax Deduction		$ 3,645